Leases - The Company as Lessee - Schedule of total amount of lease payments on an undiscounted basis (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Discount rate	5.60%
2023 (undiscounted lease payments)	$ 107,520
Present value of lease liability	99,379
Lease liabilities - short term	71,173	$ 0
Lease liabilities - long term	28,206	0
Total lease liabilities	99,379
Discount based on incremental borrowing rate	$ 8,141
Office leases [Member]
Discount rate	5.60%
2023 (undiscounted lease payments)	$ 107,520
Present value of lease liability	99,379
Lease liabilities - short term	71,173	0
Lease liabilities - long term	28,206	$ 0
Total lease liabilities	99,379
Discount based on incremental borrowing rate	$ 8,141